Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ 3,096,550	$ 2,797,839	$ 2,536,591	$ 2,634,970
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(326,670)	(243,822)	$ (309,619)	$ (310,644)
Net unrealized income (loss) on hedging contracts, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(30,768)	(25,717)
Foreign currency effects from intercompany long-term investment transactions, tax	12,400	10,700
Net unrealized loss on pension, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	1,245	(23,268)
Foreign currency effects from intercompany long-term investment transactions, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(588)	(599)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ (296,559)	$ (194,238)